Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

27.Commitments and Contingencies

Commitments

As of December 31, 2019, the Group had commitments for programming and transmission rights to be acquired or licensed from third party producers and suppliers, mainly related to special events, in the aggregate amount of U.S.$118.4 million (Ps.2,235,811) and U.S.$925.9 million (Ps.17,484,723), respectively, with various payment commitments to be made between 2020 and 2030.

As of December 31, 2019 the Group had third party commitments for transmission rights to be sublicensed by the Group in the aggregate amount of U.S.$121.5 million (Ps.2,294,437) with various cash payments to be received by the Group between 2020 and 2030.

At December 31, 2019, the Group had commitments in an aggregate amount of Ps.2,238,199, of which Ps.65,817,  were commitments related to gaming operations, Ps.210,246,  were commitments to acquire television technical equipment, Ps.944,229,  were commitments for the acquisition of software and related services, and Ps.1,017,907,  were construction commitments for building improvements and technical facilities.

In connection with a long-term credit facility, the Group expects to provide financing to GTAC in 2020 in the principal amount of Ps.133,000 (see Note 10).

At December 31, 2019, the Group had the following aggregate minimum annual commitments (undiscounted) for the use of satellite transponders:

	Thousands of
	U.S. Dollars
2020	U.S.$	7,928
2021		6,635
2022		3,315
2023 and thereafter		74
	U.S.$	17,952

A reconciliation of the non-cancellable lease commitments as of December 31, 2018 and the initial measurement of the lease liabilities under IFRS 16 were as follow:

Operating lease commitments disclosed under IAS 17 in the Group's consolidated financial statements as of December 31, 2018	Ps.	7,160,431
Discounted using the incremental borrowing rate at January 1, 2019		(2,669,751)
Finance lease liabilities recognized at December 31, 2018		5,317,944
Adjustments as a result of a different treatment of extension, termination options and short term and low value exemptions		306,632
Lease liabilities recognized at January 1, 2019	Ps.	10,115,256

On March 6, 2014, the IFT issued a decision whereby it determined that the Company, together with certain subsidiaries with concessions that provide broadcast television, are preponderant economic agents in the broadcasting sector in Mexico (together, the “Preponderant Economic Agent”). The preponderance decision imposes on the Preponderant Economic Agent various measures, terms, conditions and restrictive obligations, some of which may adversely affect the activities and businesses of the Group’s broadcasting businesses, as well as their results of operations and financial condition. Among these measures, terms, conditions and restrictive obligations are included the following:

Infrastructure sharing - The Preponderant Economic Agent must make its passive broadcasting infrastructure (as defined in the preponderance decision) available to third-party concessionaries of broadcast television (as defined in the preponderance decision) for commercial purposes in a non-discriminatory and non-exclusive manner,  with the exception of broadcasters that, at the time the measures enter into force, have 12 MHz or more of radio-electric spectrum in the geographic area concerned.

Advertising sales – The Preponderant Economic Agent must deliver to IFT and publish the terms and conditions of certain broadcast advertising services and fee structures, including, without limitation, commercials, packages, bonuses and discount plans and any other commercial practice, and publish them on its webpage.

Prohibition on acquiring certain exclusive content - The Preponderant Economic Agent may not acquire transmission rights, on an exclusive basis, for any location within Mexico with respect to certain relevant content, determined by IFT in the Ruling whereby IFT identifies the relevant audiovisual contents in terms and for the purposes of the fourth measure and the second transitory article of the fourth attachment whereby the Preponderant Economic Agent in the telecommunication sector was resolved and the eighteenth and thirteenth transitory articles of the first attachment of the resolution whereby the Preponderant Economic Agent in the broadcasting sector as resolved (the “Relevant Content Ruling”), which may be updated every two years by IFT.

Over-the-air channels - When the Preponderant Economic Agent offers any of its over-the-air channels, or channels that have at least 50% of the programming broadcasted  between 6:00 a.m. and midnight on such channels  in the same day, to its affiliates, subsidiaries, related partiers and third parties, for distribution through a different technological platform than over-the-air-broadcast television, the Preponderant Economic Agent must offer these channels to any other person that asks for distribution over the same platform as the Preponderant Economic Agent has offered, on the same terms and conditions.

Prohibition on participating in “buyers’ clubs” or syndicates to acquire audiovisual content, without IFT’s prior approval - The Preponderant Economic Agent may not enter into or remain in any “buyers’ club” or syndicates of audiovisual content unless it has received the prior approval of IFT.

There are currently no resolution from the IFT, judgments or orders that would require the Group to divest any of the assets as a result of being declared a Preponderant Economic Agent in the broadcasting sector.

On February 27, 2017, as part of a biennial review of the broadcasting sector preponderance rules, the IFT issued a ruling that amended some of the existing preponderance rules in broadcasting and included some additional obligations on the Company and some of its subsidiaries (the “New Preponderance Measures”), as follows:

Infrastructure sharing - In addition to the previously imposed obligations regarding the sharing of passive infrastructure, the New Preponderance Measures have included the service of signal emissions only in the event that no passive infrastructure exists on the requested site. In addition, the New Preponderance Measures strengthen the supervision of the infrastructure services provided by the Group, including certain rules relating to the publicity of its tariffs. In addition, more specifications for the Electronic Management System as part of the new measures, are included. Likewise, the IFT determined specific tariffs for our infrastructure offer.

Prohibition to acquire certain exclusive content for broadcasting - This measure has been modified by enabling the Group to acquire relevant content under certain circumstances, as long as it obtains the right to sublicense such transmission rights to the other broadcasters in Mexico on non-discriminatory terms. In December 2018, the Relevant Content Ruling was updated.

Advertising sales - IFT modified this measure mainly by including specific requirements to the Group in its provision of over-the-air advertising services, particularly, to telecommunications companies. Such requirements include, among others: a) publishing and delivering to IFT specific information regarding tariffs, discount plans, contracting and sales terms and conditions, contract forms and other relevant practices; and b) terms and conditions that prohibit discrimination or refusal to deal, conditioned sales and other conditions that inhibit competition. The Group began the process of providing very detailed information to IFT on a recurrent basis of over the air advertising services related to telecommunications companies.

Accounting separation – The Group, as Preponderant Economic Agent, is required to implement an accounting separation methodology under the criteria defined by IFT, published in the Official Gazette of the Federation on December 29, 2017, as amended.

The new bi-annual review of the preponderances measures for the broadcast sector began on 2019 and a new resolution amending measures, if applicable, will be issued on 2020.

On March 28, 2014, the Company, together with its subsidiaries determined to be the Preponderant Economic Agent in the broadcasting sector, filed an amparo proceeding challenging the constitutionality of the Preponderance Decision. The Supreme Court resolved the amparo proceeding, resolving the constitutionality of the Preponderance Resolution and therefore, it is still valid.

Additionally, on March 31, 2017, the Company, together with its subsidiaries, filed an amparo proceeding challenging the constitutionality of the New Preponderance Measures. The final resolution is still pending.

The Company will continue to assess the extent and impact of the various measures, terms, conditions and restrictive obligations in connection with its designation by IFT as Preponderant Economic Agent, including the New Preponderance Measures, and will analyze carefully any actions and/or remedies (legal, business and otherwise) that the Company should take and/or implement regarding these matters.

Contingencies

On March 5, 2018, a purported stockholder class action lawsuit was filed in the United States District Court for the Southern District of New York alleging securities law violations in connection with allegedly misleading statements and/or omissions in the Company's public disclosures. The lawsuit alleges that the Company and two of its executives failed to disclose alleged involvement in bribery activities relating to certain executives of Fédération Internationale de Football Association ("FIFA"), and wrongfully failed to disclose weaknesses in the Company's internal control over its financial reporting as of December 31, 2016. On May 17, 2018, the Court appointed a lead plaintiff for the putative stockholder class. On August 6, 2018, the lead plaintiff filed an amended complaint. The Company thereupon filed a motion to dismiss the amended complaint. On March 25, 2019, the court issued a decision denying the Company's motion to dismiss, holding that plaintiff's allegations, if true, were sufficient to support a claim. The parties have begun to exchange discovery materials, and the discovery process will continue throughout 2020. Separately, the parties are presently litigating class certification issues. The Company believes that the lawsuit, and the material allegations and claims therein, are without merit and intends to vigorously defend against the lawsuit. With regard to plaintiff's allegations regarding FIFA, outside counsel long previously investigated the circumstances surrounding the Company's acquisition of the Latin American media rights for the Canada, Mexico and USA 2026 FIFA World Cup and 2030 FIFA World Cup and uncovered no credible evidence that would form the basis for liability for the Company or for any executive, employee, agent or subsidiary thereof. In particular, the Company itself made no payment to any FIFA person and in no way knew of, or condoned, any payment by any third party to any FIFA person. The Company also notes that no proceedings have been initiated against it by any governmental agency.

On April 27, 2017, the tax authorities, initiated a tax audit to the Company, with the purpose of verifying compliance with tax provisions for the fiscal period from January 1, to December 31, 2011, regarding federal taxes as direct subject of Income Tax (Impuesto sobre la Renta or ISR), Flat tax (Impuesto Empresarial a Tasa Única) and Value Added Tax (Impuesto al Valor Agregado). On April 25, 2018, the authorities informed the observations determined as a result of such audit, that could entail a default on the payment of the abovementioned taxes. On May 25, 2018, by a document submitted before the authority, the Company asserted arguments and offered evidence to undermine the authority’s observations. On June 27, 2019, the Company was notified of the outcome of the audit, in which a tax liability was determined for an amount of Ps.682 million for ISR, penalties, surcharges and inflation adjustments. On August 22, 2019, the Company filed an administrative proceeding (recurso de revocación) against such tax liability, before the Legal area of the Tax Authorities, which is in the process of being resolved. As of the date of this report, there are no elements to determine if the outcome would be adverse to the Company’s interests.

On June 1, 2016, the tax authority initiated a tax audit to a Company’s indirect subsidiary that carries out operations in the Gaming business, which is presented in the Other Businesses segment, with the purpose of verifying compliance with tax provisions for the period from January 1, to December 31, 2014, regarding federal taxes as direct subject, as well as withholder. On April 24, 2017, the authorities informed the facts and omissions detected during the development of the verification process, that could entail a default on the payment of the abovementioned taxes. On May 30, 2017, by a document submitted before the authorities, the Company’s subsidiary asserted arguments and offered evidence to undermine the facts and omissions included in the authority’s last partial record. On June 21, 2019, such entity was notified of the outcome of the audit, in which a tax liability was determined for an amount of Ps.1,334 million, essentially related to IEPS (Impuesto Especial sobre Producción y Servicios or Excise Tax); on August 16, 2019, an administrative proceeding (recurso de revocación) was filed before the Legal area of the Tax Authorities, which is in the process of being resolved. As of the date of this report, there are no elements to determine if the outcome would be adverse to the Company’s interests.

The matters discussed in the three paragraphs referred to above did not require the recognition of a provision as of December 31, 2019.

There are several legal actions and claims pending against the Group, which are filed in the ordinary course of business. In the opinion of the Company’s management, none of these actions and claims is expected to have a material adverse effect on the Group’s financial statements as a whole; however, the Company’s management is unable to predict the outcome of any of these legal actions and claims.